Employee benefits - Summary of Defined Benefit Obligation and Plan Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset)
Defined benefit obligation as of January 1	€ 1,414
Defined benefit obligation as of December 31	2,966	€ 1,414
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset)
Defined benefit obligation as of January 1	22,228	14,129
Interest expense on defined benefit obligation	245	313
Current service cost	1,251	943
Contributions by plan participants	813	634
benefits (paid) / deposited	(1,229)	3,140
Administration cost (excl. cost for managing plan assets)	10	7
Actuarial loss (gain) on defined benefit obligation	2,309	2,660
Exchange rate loss (gain)	(173)	402
Defined benefit obligation as of December 31	€ 25,454	€ 22,228